Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Net revenue	¥ 1,874.1		¥ 1,836.6
Operating expenses	1,073.0		1,050.5
Operating profit (loss)	801.1		786.1
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,246.7		1,207.1
Net revenue, Net interest income	630.5		649.0
Net revenue, Net fees	265.1		263.1
Net revenue, Other	351.1		295.0
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	627.4	[1]	629.5	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	586.9		619.9
Operating expenses	452.9		454.6
Operating profit (loss)	134.0		165.3
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	278.4		294.4
Net revenue, Net interest income	219.0		236.5
Net revenue, Net fees	55.1		52.8
Net revenue, Other	4.3		5.1
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	308.5	[1]	325.5	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	421.5		430.1
Operating expenses	218.2		222.9
Operating profit (loss)	203.3		207.2
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	373.3		385.0
Net revenue, Net interest income	195.4		201.3
Net revenue, Net fees	152.3		151.4
Net revenue, Other	25.6		32.3
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	48.2	[1]	45.1	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	67.0		72.1
Operating expenses	43.3		43.7
Operating profit (loss)	23.7		28.4
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	26.8		28.6
Net revenue, Net fees	26.8		28.6
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	40.2	[1]	43.5	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	322.2		301.7
Operating expenses	204.3		186.9
Operating profit (loss)	117.9		114.8
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	191.4		166.0
Operating expenses	112.3		96.3
Operating profit (loss)	79.1		69.7
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	130.8		135.7
Operating expenses	92.0		90.6
Operating profit (loss)	38.8		45.1
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	143.4		126.2
Net revenue, Net interest income	71.4		53.4
Net revenue, Net fees	58.3		52.8
Net revenue, Other	13.7		20.0
Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	143.4		126.2
Net revenue, Net interest income	71.4		53.4
Net revenue, Net fees	58.3		52.8
Net revenue, Other	13.7		20.0
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	178.8	[1]	175.5	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	48.0	[1]	39.8	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	130.8	[1]	135.7	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	460.9		404.1
Operating expenses	65.1		63.9
Operating profit (loss)	395.8		340.2
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	413.4		368.9
Net revenue, Net interest income	114.7		133.2
Net revenue, Net fees	(10.4)		(7.9)
Net revenue, Other	309.1		243.6
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	47.5	[1]	35.2	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	15.6		8.7
Operating expenses	89.2		78.5
Operating profit (loss)	(73.6)		(69.8)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	11.4		4.0
Net revenue, Net interest income	30.0		24.6
Net revenue, Net fees	(17.0)		(14.6)
Net revenue, Other	(1.6)		(6.0)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 4.2	[1]	¥ 4.7	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.